INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 5:	INTANGIBLE ASSETS

Intangible assets arose from a 2014 acquisition.

a.	Identifiable intangible assets:

	December 31,
	2016	2017
Original amount:
Customer relations	$3,997	$3,997
Technology	3,005	3,005

	7,002	7,002
Accumulated amortization:
Customer relations	1,032	1,645
Technology	2,347	3,004

	3,379	4,649

Intangible assets, net	$3,623	$2,353

b.	Amortization expenses amounted to $ 1,435 and $ 1,270 for the years ended December 31, 2016 and 2017, respectively.

c.	Estimated amortization expenses of intangible assets for the year ended:

December 31,	Other intangible assets

2018	649
2019	615
2020	466
2021	354
2022	269

$2,353